Employee Benefits - Roll forward, Remeasurements of Employee Benefit Plans (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of net defined benefit liability (asset) [line items]
Amount accumulated in other comprehensive income as of the beginning of the period, net of tax	$ 6,920
Amount accumulated in other comprehensive income as of the end of the period, net of tax	8,760	$ 6,920
Net benefit cost recognized in consolidated statements of accumulated other comprehensive income
Disclosure of net defined benefit liability (asset) [line items]
Amount accumulated in other comprehensive income as of the beginning of the period, net of tax	923	1,661	$ 2,078
Actuarial (gains) losses arising from exchange rates	190	(100)	(77)
Remeasurements during the year, net of tax	931	314	211
Actuarial (gains) and losses arising from changes in financial assumptions	957	223	(1,848)
Actuarial (gains) and losses arising from changes in demographic assumptions	1	(4)	(71)
Business Acquisitions			336
Return on plan assets	(752)	(92)	713
Changes in the effect of limiting a net defined benefit asset to the asset ceiling	(286)	(546)	319
Effect on settlement	0	(533)	0
Amount accumulated in other comprehensive income as of the end of the period, net of tax	$ 1,964	$ 923	$ 1,661